Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012

Technology infrastructure	$9,114,087	$9,605,535
Computer equipment	1,949,393	1,911,447
Furniture, fixtures and equipment	3,172,635	3,200,237
Motor vehicle	699,538	731,672
Leasehold improvements	3,344,732	3,910,370

	18,280,385	19,359,261
Less: accumulated depreciation	(11,750,566)	(14,445,147)

	$6,529,819	$4,914,114